Inventories - Schedule of Inventories of Land (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 ha Apartment ParkingSpaces
Lurin [member] | Inmobiliaria Almonte SAC [member]
Disclosure of inventories [line items]
Area of land for development of social housing project	107
Lurin [member] | Inmobiliaria Almonte 2 Sac [Member]
Disclosure of inventories [line items]
Area of land for development of social housing project	210
Nuevo Chimbote [member]
Disclosure of inventories [line items]
Area of land for development of social housing project	11.5
David Samanez Ocampo [member]
Disclosure of inventories [line items]
Number of apartments in building | Apartment	24
Number of parking spaces | ParkingSpaces	124